Commitments (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Commitments (Textual)
Rent expense	$ 23,025	$ 18,456		$ 69,313	$ 74,439
Payroll taxes, interest and penalties	$ 575,589			$ 590,799	$ 655,446
Rent increases monthly, percentage	4.00%			4.00%
Subsequent Event [Member]
Commitments (Textual)
Rent, per month			$ 6,719